Business Combinations - Acquisition of Atkins Narrative (Details) - Acquisition of Atkins - USD ($) $ / shares in Units, shares in Thousands		3 Months Ended
	Jul. 07, 2017	Nov. 25, 2017	Aug. 26, 2017
Business Acquisition [Line Items]
Cash held in trust account	$ 404,000,000
Proceeds private placement equity investment	100,000,000
Cash on hand at Conyers Park	200,000
Payment for debt issuance costs related to the new tern loan	8,100,000
Cash paid in acquisition-related transaction costs	12,400,000
Cash paid to retire the predecessor long term debt	284,000,000
Working capital adjustment		$ 1,800,000
Consideration amount	$ 817,005,000
Shares issued at business combination (in shares)	10,250
Common stock value (in dollars per share)	$ 11.47
Equity consideration at fair value	$ 117,567,000
TRA fair value	25,675,000
TRA contingent payment (up to)	100,000,000
Percentage of the value of the recorded tax attributes		100.00%
Legal costs			$ 2,000,000
Advisory fees			8,600,000
Contingent change-in-control bonuses			$ 13,800,000
Term facility
Business Acquisition [Line Items]
Term loan debt	200,000,000
IPO
Business Acquisition [Line Items]
Payment for equity issuance cost	8,100,000
Private Placement
Business Acquisition [Line Items]
Payment for equity issuance cost	$ 3,000,000